Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has typically granted such awards on a predetermined annual schedule. As noted above, in 2024, we did not grant stock options as part of our NEOs’ annual equity award program. When we do grant stock options, the exercise price is no less than the closing price of our common stock on the date of the grant.

Award Timing Method
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has typically granted such awards on a predetermined annual schedule. As noted above, in 2024, we did not grant stock options as part of our NEOs’ annual equity award program. When we do grant stock options, the exercise price is no less than the closing price of our common stock on the date of the grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false